Balance Sheet Details (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation	$ 365,000	$ 336,000	$ 1,049,000	$ 1,139,000
AmpliPhi Biosciences Corporation [Member]
Depreciation					$ 358,000	$ 343,000
C3J [Member]
Depreciation					$ 1,351,000	$ 1,534,000